Restricted Cash And Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010 30-Year Variable Rate Gulf Opportunity Zone Bonds [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Debt instrument face amount			$ 600,000,000
Term of variable rate bonds, years			30
Qualified expenditure for construction of facility	43,200,000	0
Restricted investments	$ 514,300,000	$ 0